30. RELATED PARTIES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Corall Consultoria LTDA [Member] | Mr. Artur Paranhos Tacla [Member]
Disclosure of transactions between related parties [line items]
Type of transations
Corall provided consulting services to BRF

Corall provided consulting services to BRF

Corall provided consulting services to BRF

Amounts of revenues (expenses)		R$ (1.8)
Edavila Consultoria Empresarial Eireli [Member] | Mr. Luiz Fernando Furlan, Walter Fontana Filho and Jose Carlos Reis de Magalhaes Neto [Member]
Disclosure of transactions between related parties [line items]
Type of transations
Edavila provided consulting services to BRF

Edavila provided consulting services to BRF

Edavila provided consulting services to BRF

Amounts of revenues (expenses)	R$ (0.5)	R$ (0.3)
Hortigil Hortifruti S.A. (Hortigil) [Member] | Mr. Manoel Cordeiro Silva Filho [Member]
Disclosure of transactions between related parties [line items]
Type of transations
BRF sells products to Hortigil

BRF sells products to Hortigil

BRF sells products to Hortigil

Amounts of revenues (expenses)		R$ 3.5	R$ 15.3
Instituto de Desenvolvimento Gerencial S.A. [Member] | Mr. Vicente Falconi Campos [Member]
Disclosure of transactions between related parties [line items]
Type of transations
Instituto provided consulting services to BRF

Instituto provided consulting services to BRF

Instituto provided consulting services to BRF

Amounts of revenues (expenses)	R$ (0.9)	R$ (5.0)	R$ (11.3)